Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related parties
Schedule of balances due from/to related parties

		Country
	Type of transaction	of origin	2022		2021		Terms
Due from:
Frontier Airlines Inc. (“Frontier”)	Code-share	USA	US$	2,155	US$	4,662	30 days

Due to:
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (“OMA”)	Airport Services	Mexico	US$	13,579	US$	9,687	30 days
Chevez, Ruiz, Zamarripa y Cía., S.C.	Professional fees	Mexico		815		455	30 days
A&P International Services, S.A.P.I de C.V. (“AISG”)	Aircraft maintenance	Mexico		191		—	30 days
Mijares, Angoitia, Cortés y Fuentes, S.C.	Professional fees	Mexico		22		—	30 days
Frontier Airlines Inc. (“Frontier”)	Code-share	USA		2		2	30 days
MRO Commercial, S.A. (“MRO”)	Aircraft maintenance and technical support	El Salvador		1		—	30 days
Aeromantenimiento, S.A. (“Aeroman”)	Aircraft maintenance and technical support	El Salvador		—		403	30 days
			US$	14,610	US$	10,547

Schedule of transactions with related parties

Related party transactions	Country of origin	2022		2021		2020
Revenues:
Transactions with affiliates
Frontier Airlines Inc (“Frontier”)
Code-share	USA	US$	5	US$	3,547	US$	7,385
Expenses:
Transactions with affiliates
MRO Commercial, S.A.
Aircraft maintenance *	El Salvador	US$	11,097	US$	—	US$	—
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (“OMA”)
Airport services	Mexico		9,792		6,607		1,486
Aeromantenimiento, S.A.
Aircraft maintenance	El Salvador		3,690		7,964		11,556
Technical support	El Salvador		170		143		187
Chevez, Ruiz, Zamarripa y Cía, S.C.
Professional fees	Mexico		923		238		224
A&P International Services, S.A.P.I de C.V. (“AISG”)
Aircraft maintenance	Mexico		914		—		—
Servprot, S.A. de C.V.
Security services	Mexico		207		175		161
Mijares, Angoitia, Cortés y Fuentes, S.C.
Professional fees	Mexico		196		214		260
Onelink, S.A. de C.V.
Call center fees	Mexico/El Salvador		—		—		3,634